Share-Based Compensation - Summary of Share-based Compensation Expenses (Detail) - CAD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 4,049	$ 5,267	$ 12,937	$ 1,816	$ 7,749
Equity settled share-based payments [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	457	440	1,783	1,725	2,735
Deferred share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense			3,053	(1,830)	(720)
Phantom share entitlement plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense			102	(54)	(449)
Performance share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense			3,470	667	2,754
Restricted share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense			2,751	755	2,199
Cash performance target [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense			$ 1,778	$ 553	$ 1,230
Cash settled sharebased payments [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 3,592	$ 4,827